Operating segment	12 Months Ended
Feb. 28, 2022
Disclosure Of Operating Segments [Abstract]
Operating segment
29	Operating segment

Operating segments are identified on the basis of internal reports about components of the Group that are regularly reviewed by the CODM (“Chief Operating Decision Maker”) for the purpose of resource allocation and performance assessment.

Segment results, assets and liabilities include items directly attributable to a segment as well as those that can be allocated on a reasonable basis. The Group operates in a single business segment which is a financial technology platform that facilitates trading and trade finance for small and medium sized enterprises using innovative blockchain-enabled technology. No operating segments have been aggregated to form the following reportable operating segment.

Business segment

The Group has only one operating segment for the year ended February 28, 2022, namely the platform marketplace, the details of which are set out below:

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Platform – Engage customers to trade on the platform where the Group earns a fee based on the percentage agreed in the sales contract. Fees charged are based on total trading volume or total approved funds.

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Trade marketplace – Connects trade participants and offer a range of trade financial solutions. Sales and purchase contracts are entered respectively with the suppliers and buyers. The Group acts as a principal in the trade to provide extended credit terms at a fee as agreed in the contract to the customers.

Geographical information

Revenue

	Year ended February 28, 2022	Year ended February 28, 2021	Year ended February 29, 2020
	US$	US$	US$
United Arab Emirates	53,625,000	26,769,533	1,634,115
Singapore	2,900,987	14,517,264	9,496,854
Hong Kong	147,537	7,488,714	3,378,300
Malaysia	1,562	4,584,790	1,887,039
Other countries	4,667	2,113,424	501,870
	56,679,753	55,473,725	16,898,178

The revenue information of continuing operations above is based on the location of the customers’ country of incorporation.

Non-current assets

All non-current assets of continuing operations above are based in Singapore, United Arab Emirates and United Kingdom.

Major customers

Revenue from top five customers of the Group’s trading platform business segment represents US$16,448,042 (2021: US$19,361,802; 2020: 8,619,056) of the Group’s total revenues.